Commitments and contingencies - License Agreements (Details) - License agreement - USD ($)	1 Months Ended
	May. 31, 2015	Mar. 30, 2011
Antisense Therapeutics
License agreement
Amount invested	$ 2,000,000
Prior written notice period for termination of agreement	90 days
Termination fee if terminated for convenience	$ 2,000,000
Noncurrent other assets | Antisense Therapeutics
License agreement
Value of equity	1,100,000
BioPancreate | CCTEC
License agreement
Maximum milestone payments		$ 2,600,000
Minimum annual royalty		100,000
Maximum amount due in the event product is sublicensed		$ 3,500,000
Research and development | Antisense Therapeutics
License agreement
Upfront license fee paid	$ 3,000,000